Related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Associates
Related party transactions
Sales of goods and services	€ 32	€ 27	€ 19
Purchase of goods and services	4	3	1
Trade balances owed by	4	1	4
Trade balances owed to	4	3	2
Joint arrangements
Related party transactions
Sales of goods and services	305	242	194
Purchase of goods and services	97	192	199
Net interest income receivable	71	96	120
Trade balances owed by	157	193	107
Trade balances owed to	37	25	28
Other balances owed by	1,083	997	1,328
Other balances owed to	€ 2,017	€ 169	€ 150